OppenheimerFunds, Inc.

Two World Financial Center
225 Liberty Street
New York, New York 10281

June 25, 2010

VIA EDGAR

Securities and Exchange Commission
Mail Stop 0-7, Filer Support
6432 General Green Way
Alexandria, Virginia 22312

Re:     Registration Statement on Form N-14 for Oppenheimer Main Street Fund; Information Statement for

          Oppenheimer Principal Protected Main Street Fund

To the Securities and Exchange Commission:

Enclosed for filing with the Securities and Exchange Commission (“SEC”) under the Securities Act of 1933, as amended (the "1933 Act"), is Pre-effective Amendment No. 5 to the Registration Statement on Form N-14 (the "Registration Statement") of Oppenheimer Main Street Fund (the "Registrant"), a series of Oppenheimer Main Street Funds, Inc.

On May 5, 2010, we filed the initial Registration Statement on Form N-14 in connection with the merger of Oppenheimer Principal Protected Main Street Fund into Oppenheimer Main Street Fund. On May 6, 2010, we filed Pre-effective Amendment No. 1 to the Registration Statement. On the facing page of that filing, we indicated an effective date of June 7, 2010. On May 11, 2010, we filed a delaying amendment. On June 4, 2010 we filed Pre-effective Amendment No. 3 to the Registration Statement, along with a request for acceleration of the effective date of the Registration Statement to Monday, June 7, 2010, and on June 9, 2010 we filed Pre-effective Amendment No. 4, along with a request for acceleration of the effective date of the Registration Statement to Wednesday, June 9, 2010.

This Pre-effective Amendment No. 5 is being filed to revise Parts A and B in accordance with the Commission Staff’s comments to the Registration Statement, namely to re-file the Registration Statement as a combined Prospectus and Proxy Statement.

We have also included with this filing a request for acceleration of the effective date of the Registration Statement to Monday, June 28, 2010. We are scheduled to start mailing the combined Prospectus/Information Statement to shareholders of Oppenheimer Principal Protected Main Street Fund on or about July 1, 2010.

The Staff is requested to address any comments or questions you may have on this filing to:

Nancy S. Vann
Vice President & Associate Counsel
OppenheimerFunds, Inc.
Two World Financial Center
225 Liberty Street, 16th Floor
New York, New York 10281-1008
212-323-5089
nvann@oppenheimerfunds.com

Thank you for your assistance.

Sincerely,

/s/ Amee Kantesaria
--------------------------------------
Amee Kantesaria
Vice President and Assistant Counsel
Tel.: 212.323.5217
Fax: 212.323.4070
akantesaria@oppenheimerfunds.com

cc:     Ms. Valerie J. Lithotomos, Esq., Securities and Exchange Commission

         Nancy S. Vann, Esq.